Stockholders’ Equity (Details Narrative 2) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 08, 2021	Aug. 04, 2020	Oct. 31, 2019	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 06, 2022	May 12, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock price				$ 0.32	$ 0.46	$ 0.32	$ 0.46	$ 0.66	$ 5.31
Issuance costs										$ 75,000
Offering amount									$ 30,868,703
Capital				$ 117,880		$ 117,880		$ 88,467	75,315
Gross Profit				$ 1,214,074	$ 2,083,141	4,224,240	$ 5,998,129	8,218,117	4,256,244
Stock-based compensation						$ 1,125,209	$ 3,058,741	$ 3,420,664	4,508,474
At The Market Sales Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares sold								4,251,151
Proceeds from sale of stock								$ 4,583,341
Issuance costs								$ 141,754
At The Market Sales Agreement [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock price								$ 1.04
At The Market Sales Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock price								$ 1.18
Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capital									$ 6,313,943
Issuance of shares									1,057,214
August Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares sold		3,355,705
Proceeds from sale of stock		$ 9,900,000
Issuance costs		$ 100,000
Number of Common Shares convertible		2,516,778
Conversion Price		$ 3.30
Gross Profit	$ 8,305,368	$ 8,305,368
Conversion price		$ 2.98
Consulting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted Common Stock shares			2,500,000
Contingent loss												$ 1,500,000
Fair market values price per shares												$ 6.00
Stock-based compensation								$ 0	$ 1,407,000
Additional restricted shares of Common Stock											550,000
Due To Related Parties												$ 2,907,000